Related Party Transactions and Balances (Details) - Schedule of company’s relationship with related parties	12 Months Ended
Dec. 31, 2022
Yuan Shen [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	5% Beneficial Owners (refer to Item 7 A. Major shareholders)
Jialin Zhu [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Director of Lixin Cayman
Yuebo Zhang [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Executive President of the Company
Zhiyong Tang [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Chief Executive Officer of the Company
Furuikang Biopharmaceutical Technology (Zhejiang) Co., Ltd (“Furuikang”) [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	Controlled by Qian Li indirectly, 5% Beneficial Owners (refer to Item 7 A. Major shareholders)
Zhongtan Future New Energy Industry Development (Zhejiang) Co., Ltd. (“Zhongtan Future”) [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	The Company holds 10% shares of Zhongtan Future.
Zhongxin Future (Hangzhou) Semiconductor Technology Industry Development Co., Ltd. (“Zhongxin”) [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	The Company holds 22% shares of Zhongxin.
Zhejiang Future New Energy Battery Technology Group Co., Ltd. (“Future New Energy Battery”) [Member]
Related Party Transaction [Line Items]
Related party, Relationship to the Company	The Company holds 29.88% indirectly of Future New Energy Battery.